Risk management - Risk management - Sensitivity in income and other comprehensive income to variations in interest rate (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 COP ($)
Increase in floating interest (+100 basis points)
Disclosure of detailed information about financial risk management [Line Items]
Financial assets (Financial expenses)	$ (57,833)
Financial liabilities (Financial income)	842,534
Plan assets (Other comprehensive income)	(346,784)
Decrease in floating interest (-100 basis points)
Disclosure of detailed information about financial risk management [Line Items]
Financial assets (Financial income)	57,833
Financial liabilities (Financial expenses)	(887,053)
Plan assets (Other comprehensive income)	$ 352,209